FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ 452,906	R$ (790,929)
Impact on financial income/(expenses)	19,446	(1,323)
Other comprehensive income		(672,280)
Settled Date 1 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(527,076)
Impact on financial income/(expenses)		(11,844)
Settled Date 2 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(263,853)
Impact on financial income/(expenses)		599
Settled Date 3 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(202,702)
Impact on financial income/(expenses)	(719)	4,477
Other comprehensive income		(288,501)
Settled Date 4 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(39,977)
Impact on financial income/(expenses)	(133)	3,370
Other comprehensive income		(189,472)
Settled Date 5 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	248,710
Impact on financial income/(expenses)	5,132	889
Other comprehensive income		(91,419)
Settled Date 6 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	192,625
Impact on financial income/(expenses)	9,922	789
Other comprehensive income		(63,825)
Settled Date 7 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	81,139
Impact on financial income/(expenses)	5,244	365
Other comprehensive income		(33,867)
Settled Date 8 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ 173,111
Impact on financial income/(expenses)		32
Other comprehensive income		R$ (5,196)